Condensed Financial Information of The Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - CNY (¥)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating profit:
Equity in profit of subsidiaries	¥ (2,707,310)	¥ 7,864,163	¥ 11,209,523	¥ 7,817,760	¥ 2,486,414
Profit before income tax expenses	(2,707,310)	7,864,163	11,209,523	7,817,760	2,486,414
Income tax expenses
Net profit	¥ (2,707,310)	¥ 7,864,163	¥ 11,209,523	¥ 7,817,760	¥ 2,486,414